USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2026 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts(a)
LME Tin Futures LT, April contracts	128	$34,340,360	Apr-26	$(4,467,080)	(0.9)%
ICE Low Sulphur Gasoil Futures QS, May contracts	312	20,302,925	May-26	18,361,676	3.5%
LME Tin Futures LT, May contracts	167	38,296,580	May-26	737,165	0.2%
LME Aluminum Futures LA, June contracts	452	36,391,834	Jun-26	2,956,348	0.6%
LME Zinc Futures LX, June contracts	454	38,343,638	Jun-26	(1,535,588)	(0.3)%
ICE Brent Crude Futures CO, October contracts	419	29,074,339	Aug-26	5,681,711	1.1%
	1,932	196,749,676		21,734,232	4.2%
United States Contracts(a)
CME Cattle Feeder Futures FC, May contracts	209	37,607,238	May-26	689,400	0.1%
NYMEX Natural Gas Futures NG, June contracts	1,201	36,822,019	May-26	(719,959)	(0.1)%
NYMEX NY Harbour ULSD Futures HO, June contracts	235	37,235,177	May-26	(312,494)	(0.1)%
CBOT Soybean Oil Futures SO, July contracts	902	36,899,945	Jul-26	377,911	0.1%
ICE Coffee Futures KC, July contracts	324	35,820,545	Jul-26	(488,345)	(0.1)%
NYMEX Platinum Futures PL, July contracts	395	43,367,660	Jul-26	(4,456,210)	(0.9)%
CME Live Cattle Futures LC, August contracts	395	37,356,093	Aug-26	532,307	0.1%
NYMEX RBOB Gasoline Futures RB, September contracts	326	36,923,897	Aug-26	(670,220)	(0.1)%
CBOT Soybean Meal Futures SM, September contracts	1,171	36,340,451	Sep-26	(39,451)	(0.0	)%(b)
NYMEX WTI Crude Oil Futures CL, December contracts	473	30,117,683	Nov-26	4,160,627	0.8%
	5,631	368,490,708		(926,434)	(0.2)%
Open Commodity Futures Contracts - Short
Foreign Contracts(a),(c)
LME Tin Futures LT, April contracts	128	(29,290,720)	Apr-26	(582,560)	(0.1)%

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2026 (unaudited) (continued)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Foreign Contracts(a),(c) (continued)
LME Aluminum Futures LA, June contracts	5	$(382,301)	Jun-26	$(52,967)	(0.0	)%(b)
LME Zinc Futures LX, June contracts	454	(38,219,575)	Jun-26	1,411,525	0.3%
	587	(67,892,596)		775,998	0.2%
Total Open Commodity Futures Contracts(d)	8,150	$497,347,788		$21,583,796	4.2%

	Principal Amount	Value	% of Total Net Assets
Short-Term Investments
United States Treasury Obligations
U.S. Treasury Bills:
3.68%, 4/09/2026	$15,000,000	$14,987,950	2.9%
3.68%, 4/16/2026	21,000,000	20,968,325	4.0%
3.67%, 5/05/2026	27,000,000	26,908,073	5.2%
3.69%, 5/07/2026	11,000,000	10,960,125	2.1%
3.68%, 5/28/2026	27,000,000	26,845,672	5.2%
3.66%, 6/02/2026	10,000,000	9,938,517	1.9%
3.69%, 6/18/2026	27,000,000	26,788,815	5.2%
Total Investments
(Cost $137,397,477)		$137,397,477	26.5%
Other Assets in Excess of Liabilities		381,818,439	73.5%
Total Net Assets		$519,215,916	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents greater than (0.05)%.
(c)	All short contracts are acquired solely for the purpose of reducing a long position. LME futures contracts settle on their respective maturity date.
(d)	Collateral amounted to $58,801,104 on open Commodity Futures Contracts.

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2026 (unaudited) (continued)

Summary of Portfolio Holdings by Country^
United States	85.8%
United Kingdom	14.2
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Government	26.5%
Commodity Derivatives	4.2%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.